RELATED-PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

14. RELATED-PARTY TRANSACTIONS

Acquisitions.  See Notes 1, 9, 11 and 16 for disclosure of the 2016 Drop Down, Polar and Divide Drop Down, the Red Rock Drop Down and the funding of those transactions.

Reimbursement of Expenses from General Partner.  Our General Partner and its affiliates do not receive a management fee or other compensation in connection with the management of our business, but will be reimbursed for expenses incurred on our behalf. Under our Partnership Agreement, we reimburse our General Partner and its affiliates for certain expenses incurred on our behalf, including, without limitation, salary, bonus, incentive compensation and other amounts paid to our General Partner's employees and executive officers who perform services necessary to run our business. Our Partnership Agreement provides that our General Partner will determine in good faith the expenses that are allocable to us.  Due to affiliate on the consolidated balance sheet represents the payables to our General Partner for expenses incurred by it and paid on our behalf.

Expenses incurred by the General Partner and reimbursed by us under our Partnership Agreement were as follows:

	Year ended December 31,
	2016	2015	2014
	(In thousands)
Operation and maintenance expense	$26,485	$25,050	$22,004
General and administrative expense	31,947	26,193	24,993

Expenses Incurred by Summit Investments.  Prior to the 2016 Drop Down, the Polar and Divide Drop Down and the Red Rock Drop Down, Summit Investments incurred:

•

certain support expenses and capital expenditures on behalf of the contributed subsidiaries. These transactions were settled periodically through membership interests prior to the respective drop down;

•

interest expense that was related to capital projects for the contributed subsidiaries.  As such, the associated interest expense was allocated to the respective contributed subsidiary's capital projects as a noncash contribution and capitalized into the basis of the asset; and

•

noncash compensation expense for the SMP Net Profits Interests, which were accounted for as compensatory awards.  As such, the annual expense associated with the SMP Net Profits was allocated to the respective contributed subsidiary and is reflected in general and administrative expenses in the statements of operations.

Subsequent to any drop down, these expenses are retrospectively included in the reimbursement of General Partner expenses disclosed above due to common control.